12028092

NASDAQ

THE NASDAQ OMX GROUP

Received SEC

AUG 08 2012

Washington, DC 20549

CERT NAS

File No. 001-35628

Michael Emen
Senior Vice President
Listing Qualifications

By Electronic Mail

August 8, 2012

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on August 8, 2012 The Nasdaq Stock Market (the "Exchange") received from Performant Financial Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock $0.0001 par value per share

We further certify that the security described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,